TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES
Schedule of information about trade payables

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Trade payables	22,577	24,329